Segment Information - Schedule of Selected Financial Information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Schedule of Selected Financial Information [Line Items]
Revenues	$ 16,569,194	$ 1,413,490
Cost of revenues	15,971,028	655,487
Gross profit	598,166	758,003
Interest expenses, net	165,652	99,855
Depreciation and amortization	20,424	19,624
Capital expenditures	6,418	25,792
Segment assets	24,858,822	12,349,215	$ 17,083,469
Segment loss	(4,853,385)	(1,794,164)
Education [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	971,305	1,398,885
Cost of revenues	663,051	644,539
Gross profit	308,254	754,346
Interest expenses, net	165,664	99,864
Depreciation and amortization	15,095	19,353
Capital expenditures	2,269	10,727
Segment assets	14,011,402	12,091,246
Segment loss	(4,815,745)	(1,542,596)
E-commerce [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	15,597,889	14,605
Cost of revenues	15,307,977	10,948
Gross profit	289,912	3,657
Interest expenses, net	(12)	(9)
Depreciation and amortization	5,329	271
Capital expenditures	4,149	15,065
Segment assets	10,847,420	257,969
Segment loss	$ (37,640)	$ (251,568)